Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Sep. 30, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following tables show the changes in accumulated other comprehensive income (loss) for WGL and Washington Gas by component for the fiscal years ended September 30, 2015 and 2014.

WGL Holdings, Inc. Changes in Accumulated Other Comprehensive Income (Loss) by Component
	September 30,
(In thousands)	2015	2014
Beginning Balance	$(7,961)	$(11,048)
Qualified cash flow hedging instruments (a)	(11,309)	(1,548)
Change in prior service cost (b)	696	6,095
Amortization of actuarial gain (loss) (b)	(1,195)	1,594
Current-period other comprehensive income (loss)	(11,808)	6,141
Income tax expense (benefit) related to other comprehensive income (loss)	(5,533)	3,054
Ending Balance	$(14,236)	$(7,961)
(a) Cash flow hedging instruments represent interest rate swap agreements related to debt issuances. Refer to Note 14—Derivative and Weather-related Instruments for further discussion of the interest rate swap agreements.
(b) These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10-Pension and other post-retirement benefit plans for additional details.

Washington Gas Light Company Changes in Accumulated Other Comprehensive Income (Loss) by Component
	September 30,
(In thousands)	2015	2014
Beginning Balance	$(6,413)	$(11,048)
Change in prior service cost (a)	696	6,095
Amortization of actuarial gain (loss) (a)	(1,195)	1,594
Current-period other comprehensive income (loss)	(499)	7,689
Income tax expense (benefit) related to other comprehensive income (loss)	(200)	3,054
Ending Balance	$(6,712)	$(6,413)
(a) These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10-Pension and other post-retirement benefit plans for additional details.